CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating expenses:
Research and development		$ 137,234	$ 1,036,354	$ 594,683	$ 7,113,794
General and administrative		869,237	1,495,831	3,650,920	4,810,449
Total operating expenses		1,006,471	2,532,185	4,245,603	11,924,243
Loss before other income (expense)		(1,006,471)	(2,532,185)	(4,245,603)	(11,924,243)
Interest income		34,350	89,369	133,759	263,346
Loss from continuing operations		(972,121)	(2,442,816)	(4,111,844)	(11,660,897)
Net loss		$ (972,121)	$ (2,442,816)	$ (4,111,844)	$ (11,660,897)
Loss per common share, basic (in dollars per share)	[1]	$ (0.76)	$ (5.21)	$ (5.13)	$ (30.71)
Loss per common share, diluted (in dollars per share)	[1]	$ (0.76)	$ (5.21)	$ (5.13)	$ (30.71)
Weighted average number of shares outstanding, basic (in shares)	[1]	1,281,869	469,254	801,395	379,693
Weighted average number of shares outstanding, diluted (in shares)	[1]	1,281,869	469,254	801,395	379,693

[1]	Share and per share amounts have been restated to reflect the 1-for-8 reverse stock split effected in June 14, 2024 on retroactive basis for all periods presented.